Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
NOL Carryover	$ 33,003	$ 27,700
Sub Total	33,003	27,700
Valuation Allowance	(33,003)	(27,700)
Net Deferred Tax Asset